Leases - Schedule Of Supplemental Cash Flow information Related To Leases (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	¥ 39,073,120	¥ 45,584,621
Right-of-use assets obtained in exchange for lease obligations:	¥ 20,448,582	¥ 55,834,552